Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
James Small Cap Fund | James Small Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	18.17%	25.16%	(11.65%)	38.79%	(1.11%)	17.82%	(24.42%)	6.57%	15.63%	(4.34%)
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND
Prospectus [Line Items]
Annual Return [Percent]	5.97%	31.72%	(17.30%)	36.24%	(4.20%)	26.49%	(16.56%)	2.92%	19.62%	2.61%
James Aggressive Allocation Fund | James Aggressive Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	19.13%	19.31%	(15.80%)	16.87%	(1.43%)	14.18%	(13.31%)	11.45%	9.09%
RetailClass | James Balanced: Golden Rainbow Fund | Retail Class
Prospectus [Line Items]
Annual Return [Percent]	12.27%	11.52%	(12.77%)	12.68%	1.54%	12.10%	(10.52%)	6.04%	4.17%	(0.68%)
Institutional Class | James Balanced: Golden Rainbow Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	12.57%	11.78%	(12.54%)	12.94%	1.83%	12.40%	(10.32%)	6.30%	4.43%	(0.48%)